Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial
Series	Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program	$5,289,620,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)	$12,200,675,000

Total Outstanding	$17,490,295,000

OSFI Covered Bond Limit	$31,693,240,000

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds issued under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Stable	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(2)
A. Party Replacement

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(3)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.

(2) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(3) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$5,289,620,000

A = Lesser of (i) LTV Adjusted Loan Balance and			9,477,524,883.55		A (i)	10,136,390,249.79
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	9,477,524,833.55
B = Principal Receipts up to Calculation Date not otherwise applied			-		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			-		Maximum Asset Percentage:	95.0%
D = Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Negative Carry Factor Calculation			146,763,746.58
Total: A + B + C + D + E - F			9,330,761,136.98

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			$5,341,683,267

A = lesser of (i) Present Value of outstanding loan balance of			10,178,042,482.89		A (i)	10,178,042,482.89
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	19,635,091,534.88
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			10,178,042,482.89

Intercompany Loan Balance

Guarantee Loan			5,658,392,792.61
Demand Loan			4,701,015,578.30
Total			10,359,408,370.91

Portfolio Losses

Period End	Write off Amounts		Loss Percentage (annualized)
October 30, 2014	-		N/A

Portfolio Flow of Funds

	30-Oct-14		30-Sep-14
Cash Inflows
Principal Receipts	149,598,447.14		160,353,949.26
Proceeds from Sale of Loans	4,017,664.94		1,502,859.61
Revenue Receipts	26,798,304.08		29,187,058.45
Swap Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(12,956,250.38)		(11,409,842.54)
Mortgage Purchase	(13,341,199.24)		(12,839,621.31)
Intercompany Loan Repayment	(140,210,358.14)	(5)	(149,025,126.26)	(6)
Other Outflows(7)	86,379.34		558,513.15
Net Inflows/(Outflows)	13,992,987.74		18,327,790.36

(1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of October, being 3.0338%.

(5) This amount is to be paid out on November 17, 2014.

(6) This amount was paid out on October 17, 2014.

(7) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 10,268,241,486
Current Month Ending Balance	$ 10,128,031,128
Number of Mortgage Loans in Pool	61,546
Average Loan Size	$ 164,560
Number of Primary Borrowers	52,091
Number of Properties	54,496

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	50.82%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	63.85%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	78.43%
Weighted Average Seasoning of Loans in the Portfolio	31.19	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.06%
Weighted Average Original Term of Loans in the Portfolio	55.40	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	24.22	(Months)
Weighted Average Maturity of Outstanding Covered Bonds	67.51	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	61,515	99.95%	10,122,497,776	99.95%
30 to 59 Days Past Due	11	0.02%	2,336,592	0.02%
60 to 89 Days Past Due	13	0.02%	2,193,353	0.02%
90 or More Days Past Due	7	0.01%	1,003,408	0.01%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,133	9.96%	1,160,854,301	11.46%
British Columbia	8,638	14.04%	1,958,982,144	19.34%
Manitoba	1,360	2.21%	166,198,369	1.64%
New Brunswick	1,439	2.34%	130,266,161	1.29%
Newfoundland	1,293	2.10%	146,879,530	1.45%
Northwest Territories	16	0.03%	2,001,498	0.02%
Nova Scotia	2,358	3.83%	247,186,498	2.44%
Nunavut	-	0.00%	-	0.00%
Ontario	30,526	49.60%	5,051,875,863	49.88%
Prince Edward Island	343	0.56%	31,208,189	0.31%
Quebec	7,770	12.62%	967,958,330	9.56%
Saskatchewan	1,525	2.48%	235,936,060	2.33%
Yukon	145	0.24%	28,684,185	0.28%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (5)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	457	0.74%	65,564,799	0.65%
599 or less	590	0.96%	75,960,044	0.75%
600 - 650	1,134	1.84%	172,773,121	1.71%
651 - 700	3,231	5.25%	533,091,027	5.26%
701 - 750	6,583	10.70%	1,138,994,417	11.25%
751 - 800	10,331	16.79%	1,799,469,220	17.77%
801 and Above	39,220	63.72%	6,342,178,500	62.62%
Total	61,546	100.00%	10,128,031,128	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(5) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	45,122	73.31%	7,416,183,158	73.22%
Variable	16,424	26.69%	2,711,847,970	26.78%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	54,488	88.53%	8,536,410,369	84.28%
Non-STEP	7,058	11.47%	1,591,620,759	15.72%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	61,546	100.00%	10,128,031,128	100.00%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	45,915	74.60%	7,954,107,224	78.54%
3.5000 - 3.9999	10,926	17.75%	1,603,487,689	15.83%
4.0000 - 4.4999	3,254	5.29%	409,005,501	4.04%
4.5000 - 4.9999	915	1.49%	106,248,895	1.05%
5.0000 - 5.4999	408	0.66%	44,157,271	0.44%
5.5000 - 5.9999	91	0.15%	8,543,538	0.08%
6.0000 - 6.4999	26	0.04%	1,969,454	0.02%
6.5000 - 6.9999	5	0.01%	271,398	0.00%
7.0000 - 7.4999	3	0.00%	133,761	0.00%
7.5000 - 7.9999	3	0.00%	106,397	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	9,552	15.52%	505,299,842	4.99%
20.01-25.00	3,584	5.82%	368,186,107	3.64%
25.01-30.00	3,834	6.23%	459,355,399	4.54%
30.01-35.00	4,303	6.99%	619,770,326	6.12%
35.01-40.00	4,437	7.21%	715,955,040	7.07%
40.01-45.00	4,121	6.70%	702,935,047	6.94%
45.01-50.00	4,402	7.15%	835,383,189	8.25%
50.01-55.00	4,861	7.90%	1,005,663,599	9.93%
55.01-60.00	5,910	9.60%	1,300,509,333	12.84%
60.01-65.00	6,596	10.72%	1,518,866,975	15.00%
65.01-70.00	5,437	8.83%	1,227,113,050	12.12%
70.01-75.00	2,854	4.64%	590,089,263	5.83%
75.01-80.00	1,243	2.02%	217,324,002	2.15%
80.01 and Above	412	0.67%	61,579,956	0.61%
Total	61,546	100.00%	10,128,031,128	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	12,557	20.40%	1,789,352,021	17.67%
12.00 - 23.99	19,529	31.73%	3,015,913,252	29.78%
24.00 - 35.99	21,928	35.63%	4,051,723,898	40.01%
36.00 - 41.99	4,109	6.68%	792,859,387	7.83%
42.00 - 47.99	977	1.59%	122,038,778	1.20%
48.00 - 53.99	525	0.85%	69,257,454	0.68%
54.00 - 59.99	1,103	1.79%	162,113,166	1.60%
60.00 - 65.99	624	1.01%	90,347,665	0.89%
66.00 - 71.99	27	0.04%	4,689,204	0.05%
72.00 and Above	167	0.27%	29,736,303	0.29%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,517	38.21%	1,261,622,237	12.46%
100,000 - 149,999	11,418	18.55%	1,418,605,185	14.01%
150,000 - 199,999	8,835	14.36%	1,535,801,885	15.16%
200,000 - 249,999	6,066	9.86%	1,356,019,495	13.39%
250,000 - 299,999	4,218	6.85%	1,152,727,129	11.38%
300,000 - 349,999	2,521	4.10%	815,324,351	8.05%
350,000 - 399,999	1,618	2.63%	604,026,189	5.96%
400,000 - 449,999	950	1.54%	401,685,478	3.97%
450,000 - 499,999	685	1.11%	323,699,053	3.20%
500,000 - 549,999	426	0.69%	223,018,672	2.20%
550,000 - 599,999	310	0.50%	177,079,970	1.75%
600,000 - 649,999	207	0.34%	129,533,381	1.28%
650,000 - 699,999	147	0.24%	98,859,267	0.98%
700,000 - 749,999	104	0.17%	75,183,512	0.74%
750,000 - 799,999	85	0.14%	65,789,285	0.65%
800,000 - 849,999	74	0.12%	60,939,069	0.60%
850,000 - 899,999	59	0.10%	51,431,002	0.51%
900,000 - 949,999	57	0.09%	52,841,446	0.52%
950,000 - 999,999	31	0.05%	30,230,842	0.30%
1,000,000 or Greater	218	0.35%	293,613,681	2.90%
Total	61,546	100.00%	10,128,031,128	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	6,659	10.82%	965,152,960	9.53%
Single Family	53,601	87.09%	8,930,187,956	88.17%
Multi Family	1,153	1.87%	210,924,865	2.08%
Other	133	0.22%	21,765,348	0.21%
Total	61,546	100.00%	10,128,031,128	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Portfolio Current Indexed LTV and Delinquency Distribution by Province
Current LTV (%)(1)(2)(4)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(3)
Alberta	All	56,267,572	43,284,254	52,925,131	72,806,888	87,509,735	82,980,897	102,165,757	123,160,985	156,721,552	209,365,472	147,915,789	23,139,163	2,435,978	175,126	1,160,854,301	11.46%
Alberta	Current and Less Than 30 Days Past Due	56,267,572	43,284,254	52,925,131	72,806,888	87,333,193	82,980,897	101,993,181	123,160,985	156,721,552	209,070,417	147,915,789	23,139,163	2,435,978	175,126	1,160,210,128	99.94%
Alberta	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	60 to 89 Days Past Due	-	-	-	-	85,300	-	-	-	-	-	-	-	-	-	85,300	0.01%
Alberta	90 Days or More Past Due	-	-	-	-	91,242	-	172,576	-	-	295,056	-	-	-	-	558,873	0.05%
British Columbia	All	103,367,455	85,375,908	91,955,609	126,562,461	142,262,157	150,797,765	162,520,386	171,250,398	215,089,208	246,736,019	291,797,954	130,352,362	38,633,165	2,281,297	1,958,982,144	19.34%
	Current and Less Than 30 Days Past Due	103,323,167	84,931,789	91,883,153	126,412,725	142,262,157	149,746,297	162,520,386	171,250,398	215,089,208	246,736,019	291,497,514	130,352,362	38,633,165	2,281,297	1,956,919,637	99.89%
British Columbia	30 to 59 Days Past Due	44,288	-	-	-	-	1,051,468	-	-	-	-	300,439	-	-	-	1,396,196	0.07%
British Columbia	60 to 89 Days Past Due	-	444,119	72,457	-	-	-	-	-	-	-	-	-	-	-	516,575	0.03%
British Columbia	90 Days or More Past Due	-	-	-	149,736	-	-	-	-	-	-	-	-	-	-	149,736	0.01%
Manitoba	All	4,500,488	4,000,750	6,003,351	7,070,064	8,481,992	11,291,593	13,153,650	14,348,463	18,935,748	24,862,113	29,037,063	19,767,978	4,431,159	313,958	166,198,369	1.64%
Manitoba	Current and Less Than 30 Days Past Due	4,500,488	4,000,750	6,003,351	7,070,064	8,481,992	11,291,593	13,153,650	14,348,463	18,935,748	24,862,113	29,037,063	19,767,978	4,431,159	313,958	166,198,369	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,597,789	2,373,689	3,387,607	5,158,234	4,671,343	6,240,418	6,773,357	7,861,388	8,589,983	13,086,116	14,562,342	24,691,474	19,949,809	9,322,613	130,266,161	1.29%
New Brunswick	Current and Less Than 30 Days Past Due	3,597,789	2,373,689	3,387,607	5,158,234	4,671,343	6,240,418	6,773,357	7,861,388	8,589,983	13,086,116	14,562,342	24,691,474	19,949,809	9,322,613	130,266,161	100.00%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	5,433,453	3,262,021	4,384,101	5,236,767	6,073,315	5,579,611	9,442,901	11,672,624	14,288,683	16,665,011	22,460,675	23,082,853	16,111,246	3,186,271	146,879,530	1.45%
Newfoundland	Current and Less Than 30 Days Past Due	5,433,453	3,262,021	4,384,101	5,236,767	6,073,315	5,579,611	9,442,901	11,672,624	14,288,683	16,665,011	22,460,675	23,082,853	15,977,445	3,186,271	146,745,729	99.91%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	133,801	-	133,801	0.09%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	199,477	88,929	-	220,129	411,808	247,277	116,384	-	-	-	322,139	-	395,354	-	2,001,498	0.02%
North West Territories	Current and Less Than 30 Days Past Due	199,477	88,929	-	220,129	411,808	247,277	116,384	-	-	-	322,139	-	395,354	-	2,001,498	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	8,229,407	7,584,153	7,235,910	8,795,122	12,587,107	12,582,313	12,520,765	14,227,832	19,420,488	21,205,061	33,140,565	33,635,915	30,788,303	25,233,559	247,186,498	2.44%
Nova Scotia	Current and Less Than 30 Days Past Due	8,229,407	7,584,153	7,235,910	8,795,122	12,587,107	12,582,313	12,520,765	14,227,832	19,420,488	21,205,061	33,140,565	33,635,915	30,788,303	25,233,559	247,186,498	100.00%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	269,866,212	184,750,477	243,625,659	319,710,187	372,132,877	348,803,041	441,623,033	566,470,885	740,689,917	844,596,030	505,799,637	159,522,760	40,270,370	14,014,779	5,051,875,863	49.88%
Ontario	Current and Less Than 30 Days Past Due	269,830,524	184,669,645	243,625,659	319,710,187	371,934,969	348,659,963	441,623,033	566,352,678	739,860,795	844,056,881	505,799,637	159,522,760	40,270,370	14,014,779	5,049,931,879	99.96%
Ontario	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	415,479	-	-	-	-	415,479	0.01%
Ontario	60 to 89 Days Past Due	35,688	80,831	-	-	-	143,078	-	118,207	829,122	123,670	-	-	-	-	1,330,596	0.03%
Ontario	90 Days or More Past Due	-	-	-	-	197,908	-	-	-	-	-	-	-	-	-	197,908	0.00%
Prince Edward Island	All	1,162,560	753,999	945,981	853,793	1,969,381	1,596,232	2,606,311	2,289,533	3,005,590	4,366,820	5,196,558	4,263,215	2,198,217	-	31,208,189	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,162,560	753,999	945,981	853,793	1,969,381	1,596,232	2,606,311	2,289,533	3,005,590	4,366,820	5,196,558	4,263,215	2,198,217	-	31,208,189	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	42,639,983	30,045,377	37,836,185	59,859,929	66,841,361	65,561,568	66,701,233	68,975,770	94,067,933	104,070,191	134,443,643	137,679,879	55,732,176	3,503,101	967,958,330	9.56%
Quebec	Current and Less Than 30 Days Past Due	42,639,983	30,045,377	37,836,185	59,859,929	66,441,950	65,453,938	66,701,233	68,975,770	94,067,933	104,043,020	134,443,643	137,679,879	55,732,176	3,503,101	967,424,119	99.94%
Quebec	30 to 59 Days Past Due	-	-	-	-	399,411	107,630	-	-	-	-	-	-	-	-	507,040	0.05%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	27,171	-	-	-	-	27,171	0.00%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	9,525,756	5,796,453	10,223,593	12,295,437	12,212,903	15,286,523	16,050,855	21,324,065	28,191,051	31,287,688	39,528,243	27,903,305	5,291,631	1,018,557	235,936,060	2.33%
Saskatchewan	Current and Less Than 30 Days Past Due	9,525,756	5,778,576	10,223,593	12,295,437	12,212,903	15,286,523	15,854,055	21,324,065	28,191,051	31,287,688	39,528,243	27,903,305	5,291,631	1,018,557	235,721,384	99.91%
Saskatchewan	30 to 59 Days Past Due	-	17,877	-	-	-	-	-	-	-	-	-	-	-	-	17,877	0.01%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	99,909	-	-	-	-	-	-	-	99,909	0.04%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	96,890	-	-	-	-	-	-	-	96,890	0.04%
Yukon	All	509,689	870,098	832,272	1,201,316	801,062	1,967,810	1,708,557	4,081,656	1,509,179	2,626,455	2,908,440	6,050,360	1,086,593	2,530,696	28,684,185	0.28%
Yukon	Current and Less Than 30 Days Past Due	509,689	870,098	832,272	1,201,316	801,062	1,967,810	1,708,557	4,081,656	1,509,179	2,626,455	2,908,440	6,050,360	1,086,593	2,530,696	28,684,185	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	505,299,842	368,186,107	459,355,399	619,770,326	715,955,040	702,935,047	835,383,189	1,005,663,599	1,300,509,333	1,518,866,975	1,227,113,050	590,089,263	217,324,002	61,579,956	10,128,031,128	100.00%
	Current and Less Than 30 Days Past Due	505,219,866	367,643,280	459,282,943	619,620,590	715,181,179	701,632,872	835,013,814	1,005,545,392	1,299,680,211	1,518,005,599	1,226,812,610	590,089,263	217,190,201	61,579,956	10,122,497,776	99.95%
	30 to 59 Days Past Due	44,288	17,877	-	-	399,411	1,159,098	-	-	-	415,479	300,439	-	-	-	2,336,592	0.02%
	60 to 89 Days Past Due	35,688	524,950	72,457	-	85,300	143,078	99,909	118,207	829,122	150,841	-	-	133,801	-	2,193,353	0.02%
	90 Days or More Past Due	-	-	-	149,736	289,150	-	269,466	-	-	295,056	-	-	-	-	1,003,408	0.01%

(1)	With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2)	The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3)	Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(4)	The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/30/2014
Distribution Date:	11/14/2014

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00
Score Unavailable	3,766,045	2,027,534	3,396,743	5,155,230	4,789,044	3,132,084	5,252,848	9,102,122
<=599	3,582,035	2,991,397	3,721,060	7,164,419	7,608,258	6,453,285	4,124,255	5,514,629
600-650	8,571,156	6,100,990	9,310,737	13,583,227	14,353,908	8,323,457	14,666,298	12,277,999
651-700	23,135,143	15,475,442	26,041,161	35,653,372	33,641,695	34,180,008	28,471,426	43,071,903
701-750	43,453,859	39,092,264	43,335,232	66,676,206	79,275,068	70,363,495	79,124,537	107,900,435
751-800	66,742,585	52,590,781	67,544,483	93,134,878	109,511,881	114,975,016	136,933,224	173,029,906
>800	356,049,019	249,907,698	306,005,984	398,402,995	466,775,187	465,507,703	566,810,601	654,766,605
Total	505,299,842	368,186,107	459,355,399	619,770,326	715,955,040	702,935,047	835,383,189	1,005,663,599

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	9,139,551	8,017,278	5,938,323	3,727,741	1,608,457	511,800	65,564,799	0.65%
<=599	7,635,722	10,796,521	8,631,584	4,800,853	1,895,392	1,040,635	75,960,044	0.75%
600-650	20,019,894	28,946,915	24,528,126	6,810,735	3,678,655	1,601,026	172,773,121	1.71%
651-700	63,682,323	92,236,188	76,656,220	39,829,259	15,779,078	5,237,810	533,091,027	5.26%
701-750	161,598,172	171,255,784	156,331,155	81,353,979	30,426,239	8,807,992	1,138,994,417	11.25%
751-800	241,047,064	319,676,470	243,036,570	121,085,409	47,907,515	12,253,438	1,799,469,220	17.77%
>800	797,386,607	887,937,819	711,991,072	332,481,287	116,028,666	32,127,256	6,342,178,500	62.62%
Total	1,300,509,333	1,518,866,975	1,227,113,050	590,089,263	217,324,002	61,579,956	10,128,031,128	100.00%

(1)	With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2)	The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3)	The methodology used in this table aggregates STEP Loans secured by the same property.
(4)	As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.